Average Annual Total Returns - FidelitySAIUSValueIndexFund-PRO - FidelitySAIUSValueIndexFund-PRO - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2022
Fidelity SAI U.S. Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	30.41%
Since Inception	9.35%
Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.33%
Since Inception	8.29%
Fidelity SAI U.S. Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.85%
Since Inception	7.06%
IXYEF
Average Annual Return:
Past 1 year	30.55%
Since Inception	9.42%	[1]

[1]	A From December 19, 2017